Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

8. Income Taxes

The significant components of income tax expense (benefit) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Federal	$—	$(36,515)	$18,364
State	1,216	(5,686)	5,360

	1,216	(42,201)	23,724

Deferred
Federal	$27,936	$37,150	$(44,158)
State	3,397	6,618	(7,832)

	31,333	43,768	(51,990)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

Cash payments (refunds) for income taxes were ($16.9) million, ($21.3) million and $26.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the Company recorded income taxes receivable of $4.0 and $23.5 million respectively, for overpayments and net operating loss carrybacks.

The income tax expense (benefit) differed from amounts computed at the statutory federal income tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Income tax expense (benefit) computed at the statutory federal rate	$30,025	$(368)	$28,696
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	2,999	132	5,033
Nondeductible meals	910	538	436
Change in tax law—Medicare Part D Subsidy	—	—	1,341
Change in valuation allowance	—	—	(57,530)
Change in uncertain tax positions	—	(1,983)	(5,980)
Effect of change in state apportionment rates and tax rates	—	2,624	—
Settlement of prior year tax matters	—	618	—
Other	(1,385)	6	(262)

Income tax expense (benefit)	$32,549	$1,567	$(28,266)

During 2010, as a result of its continued positive earnings, as well as positive forecasted earnings in the future, and certain tax planning strategies, management concluded that it was more likely than not that the Company would realize its deferred tax assets, and therefore, the Company released its remaining valuation allowance which amounted to approximately $57.5 million.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income (including the reversals of deferred tax liabilities) during the periods in which those deferred tax assets will become deductible. The Company's management assesses the realizability of its deferred tax assets, and records a valuation allowance when it is more likely than not that a portion, or all, of the deferred tax assets will not be realized. As result of positive forecasted earnings in the future and certain tax planning strategies, management concluded that it was more likely than not that the Company will realize its deferred tax assets, and therefore, the Company has not recorded a valuation allowance as of December 31, 2012.

The components of the Company's deferred tax assets and liabilities as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Accumulated pension and other postretirement benefits	$135,922	$120,958
Leases	5,610	6,491
Air traffic liability	10,745	9,745
Federal and state net operating loss carryforwards	75,223	39,271
Alternative minimum tax credit carryforwards	5,909	4,563
Other assets	25,814	22,466

Total deferred tax assets	$259,223	$203,494

Deferred tax liabilities:
Intangible assets	$(10,169)	$(16,429)
Plant and equipment, principally accelerated depreciation	(187,222)	(104,754)
Other liabilities	(7,781)	(7,456)

Total deferred tax liabilities	(205,172)	(128,639)

Net deferred tax asset	$54,051	$74,855

At December 31, 2012, the Company had available for federal income tax purposes an alternative minimum tax credit carryforward of approximately $5.9 million, which is available for an indefinite period, and federal and a state net operating loss carryforward of $232.0 million. The tax benefit of the net operating loss carryforwards as of December 31, 2012 is $75.2 million, substantially all of which will not begin to expire until 2031.

In accordance with ASC 740, the Company reviews its uncertain tax positions on an ongoing basis. The Company may be required to adjust its liability as these matters are finalized, which could increase or decrease its income tax expense and effective income tax rates or result in an adjustment to the valuation allowance. The Company does not expect that the unrecognized tax benefit related to uncertain tax positions will significantly change within the next twelve months.

The table below reconciles beginning and ending amounts of unrecognized tax benefits related to uncertain tax positions:

	2012	2011	2010
	(in thousands)
Balance at January 1	$—	$1,983	$8,577
Increases related to prior year tax positions	—	—	686
Decreases related to prior year tax positions	—	(367)	—
Settlements with taxing authority	—	(490)	(1,133)
Effect of the expiration of statutes of limitation	—	(1,126)	(6,147)

Balance at December 31	$—	$—	$1,983

The Company records interest and penalties relating to unrecognized tax benefits in other nonoperating expense in its Consolidated Statements of Operations. Interest and penalties amounted to none, none and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recorded an offset to interest expense of none, $0.6 million and $1.4 million during the years ended December 31, 2012, 2011 and 2010, respectively. The Company had no accrued interest and penalties at December 31, 2012 and 2011, respectively.

The Company files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. The Company's federal income tax returns for tax years 2010 and beyond remain subject to examination by the Internal Revenue Service ("IRS"). The IRS commenced examination of the Company's federal income tax return for 2010 in the third quarter of 2012. As of December 31, 2012, the IRS had not proposed any adjustments to the Company's return. The IRS concluded its examination of the Company's federal income tax returns for the 2009 tax year in the third quarter of 2012. The Company is not currently under audit in any other taxing jurisdiction in which it operates and the related state and local income tax returns remain open to examination. The Company believes, however, that any potential assessment in these jurisdictions would be immaterial.